Investments in Associates and Joint Ventures - Summary of Investments In Associates And Joint Ventures (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Investments in associates and joint ventures	£ 1,796	£ 1,860
Non-current assets	124,078	127,731
Current assets	13,612	13,274
Non-current liabilities	(59,257)	(58,022)
Current liabilities	(15,478)	(18,823)
Associates and Joint Ventures
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Investments in associates and joint ventures	1,796	1,860	£ 1,737
Total comprehensive income (note 5)	323	390
Dividends paid by the associate	(394)	(239)
Additions (note 23)	5	8
Other equity movements	2	(36)
Non-current assets	1,021	1,237
Current assets	1,155	1,085
Non-current liabilities	(61)	(74)
Current liabilities	(319)	(388)
ITC Ltd.
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Investments in associates and joint ventures	1,724	1,794
Dividends paid by the associate	(386)	(231)
Non-current assets	3,399	4,124
Current assets	3,513	3,234
Non-current liabilities	(194)	(237)
Current liabilities	(858)	(1,031)
Other Listed Associates
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Investments in associates and joint ventures	26	22
Unlisted Associates
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Investments in associates and joint ventures	£ 46	£ 44